Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	June 30, 2019	December 31, 2018

Advances received on contracts in progress, between 1 and 5 years	399	402
Derivatives	3,546	1,049
Total non-current other payables	3,945	1,451
Trade payables	30,586	16,266
Accrued expenses	37,085	42,524
Accrued payroll	2,314	5,595
Dividends payable	129	146
Accrued interest	10,588	10,833
Deferred income	14,886	7,754
Other payables	7,611	4,107
Total current trade and other payables	103,199	87,225